Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - Thimble Point Acquisition Corp.	Sep. 30, 2021 USD ($)
Level 1
Assets:
Marketable securities held in Trust Account	$ 276,023,886
Liabilities:
Warrant Liability – Public Warrants	8,740,000
Level 2
Liabilities:
Warrant Liability – Private Placement Warrants	4,762,666
Level 3
Liabilities:
Convertible Promissory Note	$ 631,400